MAS

MAS FUNDS
Annual Report

1995

[GRAPHIC]
Background art is marble

Table of Contents

                               EQUITY

Value Portfolio                                            2
Equity Portfolio                                           4
Small Cap Value Portfolio                                  6
Select Equity Portfolio.                                   8
International Equity Portfolio                            10
Mid Cap Growth Portfolio                                  12
Mid Cap Value Portfolio                                   14
Emerging Markets Portfolio                                16

                          FIXED INCOME

Fixed Income Portfolio                                    18
Domestic Fixed Income Portfolio                           20
High Yield Portfolio                                      22
Cash Reserves Portfolio                                   24
Fixed Income Portfolio II                                 26
Mortgage-Backed Securities Portfolio                      28
Limited Duration Portfolio                                30
Special Purpose Fixed Income Portfolio                    32
Municipal Portfolio                                       34
PA Municipal Portfolio                                    36
Global Fixed Income Portfolio                             38
International Fixed Income Portfolio                      40
Intermediate Duration Portfolio                           42

                          BALANCED

Balanced Portfolio                                        44
Multi-Asset-Class Portfolio                               46


MAS Investment Services Team                              48

To Our Clients,

Fiscal 1995 brought significant growth for MAS Funds. Total assets grew to $10 billion dollars, which reflects double-digit market returns and new assets in the Fund totaling over $2 billion. The Intermediate Duration, Mid Cap Value and Emerging Markets Portfolios began operations this year, bringing the selection of institutional investment vehicles to twenty-three equity, fixed-income, international and multi-asset-class MAS Funds Portfolios.


[GRAPHIC]

Photo of Thomas L. Bennett
Chairman

Miller Anderson & Sherrerd
remains committed to
providing superior
investment services
that meet the changing
requirements of
institutional and
fiduciary investors.


   Miller Anderson & Sherrerd remains committed to providing superior investment services that meet the changing requirements of institutional and fiduciary investors. We believe that globalization and increased access to foreign markets make international investing a cornerstone in the future of institutional investing.
   To meet the highest expectations of our clients for an expanding array of investment services, MAS began discussions this year with Morgan Stanley Asset
Management as a potential strategic partner. We are pleased to confirm a unique business combination between MAS and MSAM that we believe will provide our clients with both continued superior service and enhanced future opportunities. The same MAS service team will deliver the same premier investing services our clients have grown to expect. In addition, the strength and global presence of Morgan Stanley as our new parent company will provide opportunities to enhance all of our investment capabilities.
   We value most highly the support of our clients for this new partnership with MSAM. At the MAS Funds Special Meeting of Shareholders on October 6, shareholders of all portfolios approved overwhelmingly the new advisory agreement with Miller Anderson & Sherrerd, LLP in its new ownership structure. We thank you for this opportunity to pursue the highest level of service in our relationships with you.

Sincerely,


/s/  Thomas L. Bennett
     Thomas L. Bennett
     Chairman

                                     EQUITY
                                VALUE PORTFOLIO

   The Value Portfolio combines Miller Anderson & Sherrerd's disciplined valuation process with the judgment gained through considerable experience with low-P/E investing. MAS considers a companyOs intrinsic worth, projected earnings, and other measures to help determine if its current price makes it a strong candidate for the Portfolio. The ability to define the best value stock universe and construct a portfolio reflecting MASOs strategic analysis has earned excellent returns for the fund since its inception.

   During fiscal 1995, the fund outperformed its benchmark primarily because of stock selection, particularly in the financial service, heavy industry, basic resource, and technology sectors. Significant holdings which were best performing stocks included Philip Morris, Chemical and Signet Banks, Texas Instruments, Burlington Northern, and W. R. Grace and Company. The PortfolioOs cash position ranged from 3% to 15% during the year D reflecting MASOs cautious view of higher stock values.


MAS considers a
companyOs intrinsic worth, projected
earnings, and other measures to help
determine if its
current price makes
it a strong candidate
for the Portfolio.

[GRAPHIC]

Photo
Left to right: Glenn Becker, Alexis McCarthy, Marc Crespi
                                 2

Investment Results
Growth of a $1 Million Investment Over 10 Years
                                   Dollars (000)

                                        1985
                     3/31/86     6/30/86     9/30/85*     12/31/85
MAS Funds Value          -            -       $1,000        $1,188
S&P 500                  -            -       $1,000        $1,171
*INCEPTION
 DATE
                                        1986
                     3/31/86     6/30/86     9/30/86     12/31/86
MAS Funds Value       $1,445      $1,494      $1,437       $1,474
S&P 500               $1,336      $1,414      $1,316       $1,389


                                        1987
                     3/31/87     6/30/87     9/30/87     12/31/87
MAS Funds Value       $1,680      $1,673      $1,767       $1,397
S&P 500               $1,686      $1,770      $1,887       $1,461

                                       1988
                     3/31/88     6/30/88     9/30/88     12/31/88
MAS Funds Value       $1,546      $1,667      $1,671       $1,706
S&P 500               $1,545      $1,647      $1,652       $1,703

                                       1989
                     3/31/89     6/30/89     9/30/89     12/31/89
MAS Funds Value       $1,836      $1,953      $2,148       $2,060
S&P 500               $1,823      $1,984      $2,196       $2,241

                                       1990
                     3/31/90     6/30/90     9/30/90     12/31/90
MAS Funds Value       $1,995      $2,056      $1,721       $1,933
S&P 500               $2,174      $2,310      $1,993       $2,172
                                      1991
                     3/31/91     6/30/91     9/30/91     12/31/91
MAS Funds Value       $2,262      $2,305      $2,504       $2,661
S&P 500               $2,487      $2,482      $2,614       $2,833


                                        1992
                     3/31/92     6/30/92     9/30/92     12/31/92
MAS Funds Value       $2,663      $2,726      $2,826       $3,049
S&P 500               $2,762      $2,814      $2,903       $3,049

                                         1993
                     3/31/93     6/30/93     9/30/93     12/31/93
MAS Funds Value       $3,220      $3,239      $3,381       $3,486
S&P 500               $3,182      $3,198      $3,281       $3,357

                                         1994
                     3/31/94     6/30/94     9/30/94     12/31/94
MAS Funds Value       $3,432      $3,481      $3,633       $3,608
S&P 500               $3,229      $3,243      $3,402       $3,401

                                   1995
                     3/31/95     6/30/95     9/30/95
MAS Funds Value       $3,995      $4,462      $4,817
S&P 500               $3,732      $4,088      $4,413
Fiscal Years ending September 30
             AVERAGE ANNUAL RETURNS
                  Ended 9/30/95

                MAS Value         S&P 500 Index*
One Year           32.58%                29.74%
Five Years         22.86%                17.23%
Ten Years          17.02%                16.00%


   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.

*  An unmanaged market index.
                                      3

EQUITY
EQUITY PORTFOLIO
The Equity Portfolio is Miller Anderson & SherrerdOs primary equity fund, investing mostly in common stocks of large companies, with targeted investments in small company stocks that offer special opportunities for above-average growth. The Portfolio is highly diversified by industry and sector, investing in the most attractively-valued stocks on a sector-by-sector basis. Since its inception, the fund has been well served by MASOs ability to combine strategic thinking about the direction of interest rates, the economy, and corporate profits with a disciplined valuation methodology.
   During the past year the Portfolio benefited from a moderate overweighting in both financial services and health care. It was also helped by being underweighted in basic resources. However, a moderate underweighting in technology was a negative for fund performance. Stock selection overall had a positive impact, with technology, heavy industry/transportation and basic resource stocks having the largest positive impact. The Portfolio was positioned somewhat defensively at the end of the year due to MASOs outlook for below-consensus corporate profits and the high valuation level of the market.


Since its inception, the fund
has been well served by MASOs
ability to combine strategic
thinking about the direction of
interest rates, the economy,
and corporate profits with
a disciplined
valuation methodology.
                                       4

Investment Results
Growth of a $1 Million Investment Over 10 Years
Dollars (000)

                                                1985
                          3/31/85       6/30/85       9/30/85       12/31/85
MAS Funds Equity               -             -         $1,000         $1,185
S&P 500                        -             -         $1,000         $1,171

                                                1986
                          3/31/86       6/30/86       9/30/86       12/31/86
MAS Funds Equity           $1,410        $1,525        $1,376         $1,435
S&P 500                    $1,336        $1,414        $1,316         $1,389

                                                1987
                          3/31/87       6/30/87       9/30/87       12/31/87
MAS Funds Equity           $1,674        $1,688        $1,801         $1,486
S&P 500                    $1,686        $1,770        $1,887         $1,461
                                                1988
                          3/31/88       6/30/88       9/30/88       12/31/88
MAS Funds Equity           $1,544        $1,662        $1,650         $1,681
S&P 500                    $1,545        $1,647        $1,652         $1,703

                                                1989
                          3/31/89       6/30/89       9/30/89       12/31/89
MAS Funds Equity           $1,807        $1,935        $2,193         $2,156
S&P 500                    $1,823        $1,984        $2,196         $2,241

                                                1990
                          3/31/90       6/30/90       9/30/90       12/31/90
MAS Funds Equity           $2,090        $2,279        $1,937         $2,154
S&P 500                    $2,174        $2,310        $1,993         $2,172

                                                1991
                          3/31/91       6/30/91       9/30/91       12/31/91
MAS Funds Equity           $2,521        $2,522        $2,716         $3,015
S&P 500                    $2,487        $2,482        $2,614         $2,833


                                                1992
                          3/31/92       6/30/92       9/30/92       12/31/92
MAS Funds Equity           $2,924        $2,924        $3,029         $3,250
S&P 500                    $2,762        $2,814        $2,903         $3,049

                                                1993
                          3/31/93       6/30/93       9/30/93       12/31/93
MAS Funds Equity           $3,305        $3,278        $3,364         $3,466
S&P 500                    $3,182        $3,198        $3,281         $3,357

                                                1994
                          3/31/94       6/30/94       9/30/94       12/31/94
MAS Funds Equity           $3,351        $3,376        $3,502         $3,484
S&P 500                    $3,229        $3,243        $3,402         $3,401

                                                1995
                          3/31/95       6/30/95       9/30/95
MAS Funds Equity           $3,782        $4,123        $4,418
S&P 500                    $3,732        $4,088        $4,413

Fiscal Years ending September 30
AVERAGE ANNUAL RETURNS
ENDED 9/30/95
                  MAS Equity        S&P 500 Index*
One Year              26.15%                29.74%
Five Years            17.92%                17.23%
Ten Years             16.02%                16.00%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.

*  An unmanaged market index.
                                      5

EQUITY
SMALL CAP VALUE PORTFOLIO
The Small Cap Value Portfolio applies Miller Anderson & SherrerdOs value investment philosophy to the small- and medium-sized equity universe, combining fundamental research with a disciplined, quantitative investment process. MAS generally keeps sector weights within 5% of those of the Russell 2000 Index, with strategic over- and under-weightings assigned to different sectors based on their relative investment attractiveness.
   Despite outperformance in the September quarter, the Portfolio lagged the Russell 2000 for the 1995 fiscal year. Technology stocks led the market, and the Portfolio was moderately underweighted in the technology sector during the second half of the year. The fund remains cautious on technology stocks but expects financial services holdings to perform well in the year ahead.
THIS PORTFOLIO IS NOT CURRENTLY BEING OFFERED TO NEW INVESTORS.
[GRAPHIC]
Photo
Left to right: Jim Morrissey, Tracey Ivey
                                     6

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                      1986
                                 6/30/86      7/1/86*      9/30/86      12/31/86
MAS Funds Small Cap Value             -       $1,000          $935          $934
Russell 2000                          -       $1,000          $875          $880
*INCEPTION
DATE

                                                        1987
                                 3/31/87       6/30/87      9/30/87      12/31/87
MAS Funds Small Cap Value         $1,089        $1,028       $1,033          $759
Russell 2000                      $1,092        $1,089       $1,135          $807

                                                        1988
                                 3/31/88       6/30/88      9/30/88      12/31/88
MAS Funds Small Cap Value           $882          $930         $914          $920
Russell 2000                        $963        $1,028       $1,017        $1,009

                                                        1989
                                 3/31/89       6/30/89      9/30/89      12/31/89
MAS Funds Small Cap Value           $995        $1,052       $1,142        $1,083
Russell 2000                      $1,087        $1,155       $1,229        $1,169

                                                        1990
                                 3/31/90       6/30/90      9/30/90      12/31/90
MAS Funds Small Cap Value         $1,082        $1,135         $826          $903
Russell 2000                      $1,142        $1,184         $893          $938

                                                        1991
                                 3/31/91       6/30/91      9/30/91       12/31/91
MAS Funds Small Cap Value         $1,192        $1,198       $1,347         $1,480
Russell 2000                      $1,216        $1,197       $1,295         $1,369

                                                       1992
                                 3/31/92       6/30/92      9/30/92       12/31/92
MAS Funds Small Cap Value         $1,587        $1,492       $1,538         $1,817
Russell 2000                      $1,475        $1,373       $1,412         $1,622

                                                       1993
                                 3/31/93       6/30/93      9/30/93      12/31/93
MAS Funds Small Cap Value         $1,854        $1,931       $2,118        $2,201
Russell 2000                      $1,693        $1,732       $1,883        $1,930

                                                       1994
                                 3/31/94       6/30/94      9/30/94      12/31/94
MAS Funds Small Cap Value         $2,185        $2,158       $2,288        $2,249
Russell 2000                      $1,878        $1,804       $1,930        $1,894

                                                 1995
                                 3/31/95       6/30/95      9/30/95
MAS Funds Small Cap Value         $2,292        $2,443       $2,708
Russell 2000                      $1,981        $2,166       $2,379
Fiscal Years ending September 30

Average Annual Returns
Ended 9/30/95
                           MAS                Russell 2000
               Small Cap Value                       Index
One Year                18.39%                      23.30%
Five Years              26.80%                      21.64%
Since Inception*        11.37%                       9.82%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
* Returns since inception on 7/1/86 to 9/30/95 for the Small Cap Value Portfolio are compared to the Russell 2000 Index, an unmanaged market index.
                                       7

EQUITY
SELECT EQUITY PORTFOLIO
The Select Equity Portfolio follows the policies of the Equity Portfolio, investing mostly in common stocks of large companies, with targeted investments in small-company stocks that offer potential opportunities for superior growth, without investing in common stocks of companies that had direct investment or employees in South Africa prior to August 31, 1993. The Portfolio is highly diversified by industry and sector, investing in the most attractively-valued stocks on a sector-by-sector basis. Since its inception, the fund has been well served by Miller Anderson & SherrerdOs ability to combine strategic thinking about the direction of interest rates, the economy, and corporate profits with a disciplined valuation methodology.
   During the past year the Portfolio benefited from a moderate overweighting in financial services and health care. It was also helped by being underweighted in basic resources. However, a moderate underweighting in technology was



Stock selection overall
had a positive impact,
with technology, heavy
industry/transportation
and basic resources
stocks showing
the largest
positive impact.
                                        8
a negative for fund performance. Stock selection overall had a positive impact, with technology, heavy industry/transportation and basic resources stocks showing the largest positive impact. The Portfolio was positioned somewhat defensively at the end of the year due to MASOs outlook for below-consensus corporate profits and the high valuation level of the market. This Portfolio is not currently being offered to new investors.
Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                            1988
                                2/26/88*      3/31/88      6/30/88      9/30/88      12/31/88
MAS Funds Select Equity          $1,000        $1,040       $1,115       $1,101        $1,119
S&P 500                          $1,000          $990       $1,055       $1,058        $1,091
*INCEPTION
   DATE

                                                      1989
                                3/31/89       6/30/89      9/30/89      12/31/89
MAS Funds Select Equity          $1,199        $1,286       $1,434        $1,409
S&P 500                          $1,168        $1,271       $1,407        $1,436

                                                      1990
                                3/31/90       6/30/90      9/30/90      12/31/90
MAS Funds Select Equity          $1,379        $1,506       $1,290        $1,420
S&P 500                          $1,393        $1,480       $1,277        $1,391

                                                       1991
                                3/31/91       6/30/91      9/30/91      12/31/91
MAS Funds Select Equity         $1,662        $1,671        $1,799        $2,003
S&P 500                         $1,593        $1,590        $1,675        $1,815

                                                      1992
                               3/31/92       6/30/92       9/30/92      12/31/92
MAS Funds Select Equity         $1,965        $1,956        $2,037        $2,197
S&P 500                         $1,769        $1,803        $1,860        $1,953

                                                      1993
                               3/31/93       6/30/93       9/30/93      12/31/93
MAS Funds Select Equity         $2,223        $2,207        $2,250        $2,337
S&P 500                         $2,039        $2,049        $2,102        $2,150


                                                      1994
                               3/31/94       6/30/94       9/30/94      12/31/94
MAS Funds Select Equity         $2,257          $2,246      $2,351        $2,339
S&P 500                         $2,069          $2,078      $2,179        $2,179

                                                      1995
                               3/31/95       6/30/95       9/30/95
MAS Funds Select Equity         $2,530        $2,764        $2,968
S&P 500                         $2,391        $2,619        $2,827
Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
                   MAS Select      S&P 500
                       Equity        Index
One Year               26.22%       29.74%
Five Years             18.14%       17.23%
Since Inception*       15.40%       14.67%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.

   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Select Equity Portfolio from exceeding 0.61% of average daily net assets.
* Returns since inception on 2/26/88 to 9/30/95 for the Select Equity Portfolio are compared to the S&P 500 Index, an unmanaged market index.
                                        9

EQUITY
INTERNATIONAL EQUITY PORTFOLIO
The International Equity Portfolio is Miller Anderson & SherrerdOs core international-stock fund, investing in more than 150 different companies from over 30 countries. Superior returns since its inception have resulted from MASOs ability to focus on absolute and relative measures of value, risk control through diversification, and control of the cost of investing abroad. The fund selects countries and stocks based on long-term measures of value. Current strategy is based on the belief that international equity valuations are attractive relative to U.S. equities and to their own local bonds.
   Fiscal 1995 proved to be a volatile year in international markets, evidenced by the Mexican peso devaluation late last year. The subsequent effect of the devaluation on other emerging-markets, coupled with a significant weighting in these markets, dampened results throughout the year. The fund maintains a position of between 10-20% in these markets due to a firm belief in the long-term attractiveness of these developing markets.
   Currency hedging presented difficulties, primarily due to a lack of yen exposure in the early months of this year as the dollar set record lows against the yen. Currently, the PortfolioOs yen position is partially hedged in reaction to Japanese government easing of monetary policy, which may lead to a reflation of their economy.

MAS focuses on
absolute and relative
measures of value, risk
control through
diversification, and
control of the cost of investing abroad.

   The fundOs outlook for Japan is cautiously optimistic, evidenced by a 27% weighting in Japanese equities. Exposures to other markets are neutral relative to their respective weighting in the world market capitalization. Fund holdings reflect optimism on the Hong Kong, Malaysia and Singapore markets.

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)


                                                    1988
                 3/31/88         6/30/95         9/30/88         11/25/88*         12/31/88
MAS Funds
 International
 Equity               -                -               -           $1,000            $1,011
MSCI Ex-U.S.          -                -               -           $1,000            $1,002
*INCEPTION
DATE

                                                               1989
                                      3/31/89         6/30/89         9/30/89      12/31/89
MAS Funds International Equity         $1,020          $1,033          $1,204        $1,275
MSCI Ex-U.S.                           $1,007            $950          $1,065        $1,114

                                                               1990
                                      3/31/90         6/30/90         9/30/90      12/31/90
MAS Funds International Equity         $1,164          $1,255          $1,031        $1,078
MSCI Ex-U.S.                             $899            $980            $778          $857

                                                               1991
                                      3/31/91         6/30/91         9/30/91      12/31/91
MAS Funds International Equity         $1,214          $1,184          $1,249        $1,306
MSCI Ex-U.S.                             $920            $873            $944          $960

                                                               1992
                                      3/31/92         6/30/92         9/30/92      12/31/92
MAS Funds International Equity         $1,275          $1,326          $1,254        $1,262
MSCI Ex-U.S.                             $849            $866            $875          $842

                                                                1993
                                      3/31/93         6/30/93         9/30/93      12/31/93
MAS Funds International Equity         $1,362          $1,415          $1,525        $1,800
MSCI Ex-U.S.                             $942          $1,035          $1,099        $1,113

                                                                1994
                                      3/31/94         6/30/94         9/30/94      12/31/94
MAS Funds International Equity         $1,697          $1,689          $1,728        $1,618
MSCI Ex-U.S.                           $1,149          $1,203          $1,210        $1,195


                                                         1995
                                       3/31/95         6/30/95         9/30/95
MAS Funds International Equity          $1,574          $1,626          $1,670
MSCI Ex-U.S.                            $1,218          $1,230          $1,280
Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
                   MAS International         MSCI World
                              Equity      Ex-U.S. Index
One Year                     (3.36)%              5.79%
Five Years                    10.14%             10.47%
Since Inception*               7.78%              3.67%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
*  Returns since inception on 11/25/88 to 9/30/95 for the International Equity
Portfolio are compared to the Morgan Stanley Capital International World Ex-
U.S. Index, an unmanaged market index.
                                           11

Equity
Mid Cap Growth Portfolio
The Mid Cap Growth Portfolio strives to capture the appreciation potential of rapidly growing small- and medium-sized companies. Miller Anderson & SherrerdOs growth philosophy emphasizes companies with the ability to generate earnings that exceed Wall Street analystsO expectations. MASOs research has shown that the forces driving firms to have upside Oearnings surprisesO tend to persist over time and generate superior equity returns. The fund focuses fundamental research on the sustainability of rapid earnings growth, and favors established companies over smaller and riskier companies that are at an earlier stage of their development. By combining quantitative techniques, fundamental research and sector analysis, the Portfolio emphasizes the most attractive industries and seeks out the best-positioned stocks within each sector.
   For the past year, the fund outperformed its benchmark, due especially to strong performance in technology and retail holdings. Technology holdings have been

Miller Anderson & SherrerdOs growth philosophy
emphasizes companies
with the ability to generate
earnings that exceed
Wall Street analystsO
expectations.
                                      12

reduced following exceptional returns, but the Portfolio retains significant exposure to data-processing and consumer-technology companies. We have built positions in telecommunications stocks, focusing on service providers and equipment manufacturers, particularly those companies well-positioned to serve emerging markets and technologies.

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)


                                                           1990
                          3/30/90*       3/31/90       6/30/90       9/30/90       12/31/90
MAS Funds Mid Cap Growth   $1,000         $1,000        $1,122          $900         $1,097
S&P 400 Mid-Cap            $1,000         $1,000        $1,059          $871           $979
*INCEPTION
 DATE

                                                   1991
                             3/31/91       6/30/91       9/30/91       12/31/91
MAS Funds Mid Cap Growth      $1,327        $1,347        $1,497         $1,749
S&P 400 Mid-Cap               $1,204        $1,195        $1,309         $1,470

                                                   1992
                             3/31/92       6/30/92       9/30/92       12/31/92
MAS Funds Mid Cap Growth      $1,642        $1,533        $1,540         $1,800
S&P 400 Mid-Cap               $1,463        $1,417        $1,472         $1,645

                                                   1993
                             3/31/93       6/30/93       9/30/93       12/31/93
MAS Funds Mid Cap Growth      $1,769        $1,819        $2,062         $2,128
S&P 400 Mid-Cap               $1,699        $1,739        $1,826         $1,875

                                                   1994
                             3/31/94       6/30/94       9/30/94       12/31/94
MAS Funds Mid Cap Growth      $2,004        $1,832        $1,994         $2,013
S&P 400 Mid-Cap               $1,804        $1,738        $1,855         $1,808

                                             1995
                             3/31/95       6/30/95       9/30/95
MAS Funds Mid Cap Growth      $2,127        $2,300        $2,604
S&P 400 Mid-Cap               $1,956        $2,126        $2,334
Fiscal Years ending September 30

Average Annual Returns
Ended 9/30/95
                    MAS Mid Cap        S&P MidCap
                         Growth         400 Index
One Year                 30.56%            25.77%
Five Years               23.67%            21.79%
Since Inception*         18.99%            16.64%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
* Returns since inception on 3/30/90 to 9/30/95 for the Mid Cap Growth Portfolio are compared to the S&P 400 MidCap Index, an unmanaged market index.
                                        13

Equity
Mid Cap Value Portfolio

The Mid Cap Value Portfolio applies Miller Anderson & SherrerdOs value investing to common stocks of medium-sized companies, combining MASOs disciplined valuation process with the judgment gained through considerable experience in low-P/E investing. MAS generally keeps sector weights within 5% of those of the S&P MidCap 400 Index, with strategic over- and under-weightings assigned to different economic sectors and industries based on their relative investment attractiveness.
     Since inception on December 30, 1994, the fund outperformed its benchmark primarily because of stock selection. Most of the fundOs relative outperformance came from stock selection in the technology and capital goods sectors. The best performing holdings included Stormedia (a personal computer parts company), OrNda Healthcorp (a hospital management company) and Willamette (a paper and forest products concern).

[GHAPHIC]
Photo
Left to right: Mary Jane Bobyock, Jeff Alt, Stephanie Sottile, Marion Fleischer, Jon Speare
                                        14

Investment Results
Growth of a $1 Million Investment Since Inception

Dollars (000)
                                                          1994
                          3/31/94       6/30/94       9/30/94       12/30/94*      12/31/94
MAS Funds Mid Cap Value        -             -             -          $1,000         $1,000
S&P 400 Mid-Cap                -             -             -          $1,000         $1,000
*INCEPTION
 DATE
                                           1995
                             3/31/95      6/30/95       9/30/95
MAS Funds Mid Cap Value       $1,107       $1,217        $1,345
S&P 400 Mid-Cap               $1,082       $1,176        $1,291
Fiscal Year ending September 30
Total Return
Ended 9/30/95
                                MAS       S&P MidCap
                      Mid Cap Value        400 Index
Since Inception*             34.50%           29.10%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
     The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Mid Cap Value Portfolio from exceeding 0.88% of average daily net assets.
* Returns since inception on 12/30/94 to 9/30/95 for the Mid Cap Value Portfolio are compared to the S&P 400 MidCap Index, an unmanaged market index.

Equity
Emerging Markets Portfolio
The Emerging Markets Portfolio was launched this year to invest primarily in common stocks of emerging-market issuers. Miller Anderson & Sherrerd evaluates both short-term and long-term international economic trends and the relative attractiveness of emerging-markets and individual emerging-market securities to achieve the PortfolioOs objective of long-term capital growth.
   The Portfolio outperformed its benchmark through the first seven months ended September 30, primarily due to country allocation. The Portfolio was heavily invested in Latin America in March and April when many of those markets rallied significantly from their lows achieved after the Mexican currency crisis in late 1994. In addition, relative and absolute returns benefited from significant investments in Turkey, Russia, Korea, Hong Kong, and a lower-than-index investment in Malaysia.

Miller Anderson & Sherrerd evaluates both short-term
and long-term international economic trends and
the relative attractiveness
of emerging-markets and
individual emerging-market securities to achieve the PortfolioOs objective of long-term capital growth.
                                        16

   At present, regional allocations are close to index levels, though significant variations exist within the investments in each region. In Latin America, the Portfolio is overweighted in Argentina and Brazil and is underweighted in Mexico. In Europe, attractive values continue to exist in the markets in Russia and the Czech Republic. In Asia, the best values are still found in South Korea and Hong Kong.

Investment Results
Growth of a $1 Million Investment Since Inception

Dollars (000)


                                                         1995
                                  2/28/95*       3/31/95       6/30/95       9/30/95
MAS Funds Emerging Markets         $1,000         $1,056        $1,152        $1,163
MSCI Emerging Markets Free         $1,000         $1,004        $1,101        $1,089
*INCEPTION
DATE
Fiscal Year ending September 30
Total Return
Ended 9/30/95
                     MAS Emerging               MSCI Emerging
                          Markets          Markets Free Index
Since Inception*           16.30%                       8.95%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Emerging Markets Portfolio from exceeding 1.18% of average daily net assets.
* Returns since inception on 2/28/95 to 9/30/95 for the Emerging Markets Portfolio are compared to the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged market index.
                                     17

Fixed Income
Fixed Income Portfolio
The Fixed Income Portfolio is the largest of the MAS Funds fixed-income portfolios. Fixed-income securities in this Portfolio include U.S. government bonds, corporate bonds, mortgages, foreign and other fixed-income securities. The Portfolio is actively managed by the Miller Anderson & SherrerdOs fixed-income team, which makes strategic decisions about the structure and composition of the Portfolio.
   MAS has three major objectives for fixed-income investing. The first is to provide investors a positive real return-- a total return including income and capital gains which is greater than the rate of inflation. The second is to reduce the risk of investing by carefully diversifying the risks within the Portfolio. The third is to provide investors with a deflation hedge. In order to provide this hedge or protection during periods of declining inflation and interest rates, the Portfolio maintains high average credit quality and includes a significant portion of noncallable and longer-maturity securities. This positions the Portfolio to perform well when other segments of the capital markets experience difficulty.
   There are five key decisions that the fixed-income team makes in building the Portfolio. The first decision relates to the amount of interest-rate risk within the Portfolio. Bond values increase when interest rates fall and decrease when interest rates rise. Consequently, there are times when it is better to bear more interest-rate risk than others. We base the interest-rate-risk decision on the level of real interest rates and the steepness of the yield curve. When real rates are high and longer maturity bonds have significantly higher yields than short-term bonds, it has historically been an attractive time to invest in fixed-income securities and to have an above-average interest-rate sensitivity. The second aspect involves determining which maturities offer the best value relative to their risk. Third, the team considers which fixed-income markets around the world offer the best value. Relative real interest rates, the steepness of U.S. and foreign yield curves and judgments about currency values drive this decision. The fourth decision relates to credit risk. Our research shows that bearing credit risk offers financial rewards and that a diversified approach to credit risk adds to overall
                                      18
portfolio returns. The Portfolio includes a limited number of opportunistically-selected securities that are rated below investment grade. Finally, we actively manage the amount of prepayment risk or call risk within the Portfolio. Many corporate bonds and most mortgages contain an option to prepay the principal amount prior to maturity. These bonds have higher yields as a result and we calculate whether the additional yield is sufficient to compensate for the embedded option risk.
   The PortfolioOs impressive long-term record reflects successful judgments about these key decisions. For the past year, the returns of the Portfolio were positively impacted by the decision to increase interest-rate risk during a period of rising bond prices, by the decision to focus on longer maturity securities, and by holdings of corporate securities. Exposure to foreign fixed-income securities and mortgage securities detracted slightly from fixed-income results.

Investment Results
Growth of a $1 Million Investment Over 10 Years
Dollars (000)

                                                  1985
                            3/31/85       6/30/85       9/30/85       12/31/85
MAS Funds Fixed Income           -             -         $1,000         $1,091
Salomon Broad                    -             -         $1,000         $1,077

                                                  1986
                             3/31/86      6/30/86       9/30/86       12/31/86
MAS Funds Fixed Income        $1,179       $1,180        $1,213         $1,270
Salomon Broad                 $1,163       $1,175        $1,204         $1,244

                                                  1987
                            3/31/87       6/30/87       9/30/87       12/31/87
MAS Funds Fixed Income       $1,308        $1,277        $1,244         $1,313
Salomon Broad                $1,261        $1,241        $1,206         $1,276

                                                  1988
                            3/31/88       6/30/88       9/30/88       12/31/88
MAS Funds Fixed Income       $1,366        $1,383        $1,411         $1,430
Salomon Broad                $1,325        $1,342        $1,368         $1,378

                                                  1989
                            3/31/89       6/30/89       9/30/89       12/31/89
MAS Funds Fixed Income       $1,454        $1,544        $1,541         $1,590
Salomon Broad                $1,395        $1,506        $1,521         $1,577

                                                  1990
                            3/31/90       6/30/90       9/30/90       12/31/90
MAS Funds Fixed Income       $1,559        $1,622        $1,599         $1,704
Salomon Broad                $1,565        $1,622        $1,637         $1,720

                                                  1991
                            3/31/91       6/30/91       9/30/91       12/31/91
MAS Funds Fixed Income       $1,770        $1,801        $1,937         $2,070
Salomon Broad                $1,766        $1,797        $1,900         $1,995

                                                  1992
                            3/31/92       6/30/92       9/30/92       12/31/92
MAS Funds Fixed Income       $2,026        $2,127        $2,215         $2,245
Salomon Broad                $1,972        $2,052        $2,141         $2,147

                                                  1993
                            3/31/93       6/30/93       9/30/93       12/31/93
MAS Funds Fixed Income       $2,350        $2,436        $2,531         $2,558
Salomon Broad                $2,236        $2,298        $2,359         $2,360

                                                  1994
                            3/31/94       6/30/94       9/30/94       12/31/94
MAS Funds Fixed Income       $2,478        $2,412        $2,419         $2,417
Salomon Broad                $2,293        $2,271        $2,283         $2,292

                                                  1995
                            3/31/95       6/30/95       9/30/95
MAS Funds Fixed Income       $2,535        $2,678        $2,762
Salomon Broad                $2,408        $2,556        $2,604

Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
                 MAS Fixed                  Salomon
                    Income             Broad Index*
One Year            14.19%                   14.06%
Five Years          11.55%                    9.72%
Ten Years           10.69%                   10.04%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
*  An unmanaged market index.
                                       19

Fixed Income
Domestic Fixed Income Portfolio
The Domestic Fixed Income Portfolio invests only in domestic fixed-income securities with a credit quality rating of A or better. Fixed-income securities in this Portfolio include U.S. government bonds, corporate bonds, mortgages and other fixed-income securities. The Portfolio is actively managed by the Miller Anderson & SherrerdOs fixed-income team, which makes strategic decisions about the structure and composition of the Portfolio.
   MAS has three major objectives for fixed-income investing. The first is to provide investors a positive real return-- a total return including income and capital gains which is greater than the rate of inflation. The second is to reduce the risk of investing by carefully diversifying the risks within the Portfolio. The third is to provide investors with a deflation hedge. In order to provide this hedge or protection during periods of declining inflation and interest rates, the Portfolio maintains high average credit quality and includes a significant portion of noncallable and longer-maturity securities. This positions the Portfolio to perform well when other segments of the capital markets experience difficulty.
   There are four key decisions that the fixed-income team makes in building the Portfolio. The first decision relates to the amount of interest-rate risk within the Portfolio. Bond values increase when interest rates fall and decrease when interest rates rise. Consequently, there are times when it is better to bear more interest-rate risk than others. We base the interest-rate-risk decision on the level of real interest rates and the steepness of the yield curve. When real rates are high and longer maturity bonds have significantly higher yields than short-term bonds, it has historically been an attractive time to invest in fixed-income securities and to have an above-average interest-rate sensitivity. The second aspect involves determining which maturities offer the best value relative to their risk. The third decision relates to credit risk. Our research shows that bearing credit risk offers financial rewards and that a diversified approach to credit risk adds to overall portfolio returns. Finally, we actively manage the amount of prepayment risk or call risk within the

Portfolio. Many corporate bonds and most mortgages contain an option to prepay the principal amount prior to maturity. These bonds have higher yields as a result and we calculate whether the additional yield is sufficient to compensate for the embedded option risk.
   The PortfolioOs impressive long-term record reflects successful judgments about these key decisions. For the past year, the returns of the Portfolio were positively impacted by the decision to increase interest-rate risk during a period of rising bond prices, by the decision to focus on longer-maturity securities, and by holdings of investment-grade corporate securities. Exposure to mortgage securities detracted slightly from fixed-income results.

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                             1987
                                     3/31/87        6/30/87       9/30/87*       12/31/87
MAS Funds Domestic Fixed Income           -              -         $1,000          $1,056
Salomon Broad                             -              -         $1,000          $1,058
*INCEPTION
DATE

                                                           1988
                                     3/31/88        6/30/88       9/30/88        12/31/88
MAS Funds Domestic Fixed Income       $1,096         $1,106        $1,126          $1,142
Salomon Broad                         $1,099         $1,112        $1,134          $1,143

                                                           1989
                                     3/31/89        6/30/89       9/30/89        12/31/89
MAS Funds Domestic Fixed Income       $1,158         $1,230        $1,229          $1,270
Salomon Broad                         $1,156         $1,248        $1,261          $1,308

                                                          1990
                                     3/31/90        6/30/90       9/30/90        12/31/90
MAS Funds Domestic Fixed Income       $1,248         $1,295        $1,277          $1,362
Salomon Broad                         $1,298         $1,344        $1,358          $1,426

                                                          1991
                                     3/31/91        6/30/91       9/30/91        12/31/91
MAS Funds Domestic Fixed Income       $1,413         $1,438        $1,545          $1,655
Salomon Broad                         $1,464         $1,490        $1,575          $1,654

                                                          1992
                                     3/31/92        6/30/92       9/30/92        12/31/92
MAS Funds Domestic Fixed Income       $1,617         $1,701        $1,783          $1,806
Salomon Broad                         $1,635         $1,702        $1,775          $1,780

                                                          1993
                                     3/31/93        6/30/93       9/30/93        12/31/93
MAS Funds Domestic Fixed Income       $1,893         $1,961        $2,034          $2,054
Salomon Broad                         $1,854         $1,905        $1,955          $1,956

                                                          1994
                                     3/31/94        6/30/94       9/30/94        12/31/94
MAS Funds Domestic Fixed Income       $2,011         $1,972        $1,976          $1,974
Salomon Broad                         $1,901         $1,883        $1,893          $1,900

                                                          1995
                                     3/31/95        6/30/95       9/30/95
MAS Funds Domestic Fixed Income       $2,084         $2,210        $2,259
Salomon Broad                         $1,997         $2,119        $2,159
Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
                   MAS Domestic              Salomon
                   Fixed Income          Broad Index
One Year                 14.33%               14.06%
Five Years               12.08%                9.72%
Since Inception*         10.72%               10.10%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Domestic Fixed Income Portfolio from exceeding 0.50% of average daily net assets.
* Returns since inception on 9/30/87 to 9/30/95 for the Domestic Fixed Income Portfolio are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.
                                 21

Fixed Income
High Yield Portfolio
The High Yield Portfolio applies Miller Anderson & SherrerdOs analytical capabilities in a specialized fixed- income fund, investing primarily in below-investment-grade corporate bonds selected through study of the credit-worthiness of the underlying companies. MASOs strategy uses equity and fixed-income valuation techniques and analyses of economic and industry trends to determine the PortfolioOs structure; individual securities are selected and monitored by managers specializing in corporate bonds and using in-depth financial analysis to uncover opportunities in undervalued issues.
   In the past fiscal year, the Portfolio underperformed its market benchmark primarily as a result of a reduced weighting in cyclical industrial issues MASOs strategy toward the end of calen uses equity and fixed-income valuation techniques and analyses of economic and industry trends to determine the PortfolioOs structure.
[GRAPHIC]
Photo
Left to right: Scott Burney, Alisa Attardi, Susan Mislick

-dar 1994, and underperforming investments in the supermarket sector. Looking ahead, the Portfolio holds bonds identified as excellent values in several sectors, including cable television, mortgage-backed bonds, and international debt issues, which MAS expects will provide attractive relative returns.

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                      1989
                        2/28/89*       3/31/89       6/30/89       9/30/89      12/31/89
MAS Funds High Yield     $1,000           $995        $1,046        $1,009          $943
Salomon High Yield       $1,000         $1,000        $1,039        $1,023        $1,006
*INCEPTION
DATE

                                               1990
                        3/31/90        6/30/90       9/30/90      12/31/90
MAS Funds High Yield       $914           $968          $845          $840
Salomon High Yield         $975         $1,014          $940          $935

                                               1991
                        3/31/91        6/30/91       9/30/91      12/31/91
MAS Funds High Yield     $1,048         $1,111        $1,155        $1,211
Salomon High Yield       $1,098         $1,172        $1,241        $1,308

                                               1992
                        3/31/92        6/30/92       9/30/92      12/31/92
MAS Funds High Yield     $1,290         $1,341        $1,415        $1,435
Salomon High Yield       $1,406         $1,460        $1,521        $1,541

                                               1993
                        3/31/93        6/30/93       9/30/93      12/31/93
MAS Funds High Yield     $1,561         $1,645        $1,700        $1,787
Salomon High Yield       $1,634         $1,706        $1,746        $1,809

                                               1994
                        3/31/94        6/30/94       9/30/94      12/31/94
MAS Funds High Yield     $1,744         $1,719        $1,760        $1,661
Salomon High Yield       $1,772         $1,764        $1,786        $1,787

                                         1995
                        3/31/95        6/30/95       9/30/95
MAS Funds High Yield     $1,733         $1,916        $1,999
Salomon High Yield       $1,892         $2,009        $2,069
Fiscal Years ending September 30

Average Annual Returns
Ended 9/30/95
                             MAS           Salomon High
                      High Yield           Yield Index
One Year                  13.58%                15.83%
Five Years                18.80%                17.08%
Since Inception*          11.09%                11.67%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
   Until further notice, the Advisor has voluntarily agreed towaive its advisory fees and reimburse certain expenses tothe extent necessary, if any, to keep total annual operating expenses for the High Yield Portfolio from exceeding 0.525% of average daily net assets.
* Returns since inception on 2/28/89 to 9/30/95 for the High Yield Portfolio are compared to the Salomon High Yield Index, an unmanaged market index.
                                      23

Fixed Income
Cash Reserves Portfolio
The Cash Reserves Portfolio is a money-market fund which invests in U.S. government securities and only the highest-grade (A1/P1) commercial paper. The fund looks to maximize current income while preserving capital and liquidity. The Portfolio purchases cash equivalents of up to 13 months in maturity including high-quality commercial paper, repurchase agreements and Treasury bills.
    Short-term interest rates continued to rise moderately during the last twelve months, allowing this Portfolio to continue to generate above-average returns. It remains slightly defensively postured, in anticipation of stronger economic growth and opportunities to reinvest at stable or higher rates. [GRAPHIC]
Photo
Left to right: Ciaran Holohan, Mary Ann Milias, Rita Garcia, Marjorie Bennett, Mari Chazen
                                    24

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                         1990
                          3/31/90       6/30/90       8/29/90*       9/30/90       12/31/90
MAS Funds Cash Reserves         -             -        $1,000         $1,007         $1,027
Lipper Money Market             -             -        $1,000         $1,006         $1,025
Salomon Broad                   -             -        $1,000         $1,011         $1,063
*INCEPTION
DATE

                                                    1991
                             3/31/91        6/30/91      9/30/91      12/31/91
MAS Funds Cash Reserves       $1,044         $1,059       $1,074        $1,087
Lipper Money Market           $1,042         $1,056       $1,070        $1,083
Salomon Broad                 $1,091         $1,110       $1,173        $1,232

                                                    1992
                             3/31/92        6/30/92      9/30/92      12/31/92
MAS Funds Cash Reserves       $1,098         $1,108       $1,116        $1,124
Lipper Money Market           $1,093         $1,103       $1,111        $1,118
Salomon Broad                 $1,218         $1,268       $1,322        $1,326

                                                    1993
                             3/31/93        6/30/93      9/30/93      12/31/93
MAS Funds Cash Reserves       $1,131         $1,139       $1,147       $1,155
Lipper Money Market           $1,125         $1,132       $1,139       $1,146
Salomon Broad                 $1,381         $1,419       $1,457       $1,457

                                                    1994
                             3/31/94        6/30/94      9/30/94      12/31/94
MAS Funds Cash Reserves       $1,164         $1,174       $1,186        $1,201
Lipper Money Market           $1,154         $1,163       $1,174        $1,188
Salomon Broad                 $1,416         $1,403       $1,410        $1,416

                                         1995
                           3/31/95      6/30/95      9/30/95
MAS Funds Cash Reserves     $1,218       $1,235       $1,252
Lipper Money Market         $1,204       $1,220       $1,235
Salomon Broad               $1,487       $1,578       $1,608
Fiscal Years ending September 30

Average Annual Returns
Ended 9/30/95
                     MAS Cash       Lipper Money          Salomon
                     Reserves     Market Average      Broad Index
One Year                5.57%              5.20%           14.06%
Five Years              4.45%              4.18%            9.72%
Since Inception*        4.52%              4.24%            9.79%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Cash Reserves
Portfolio from exceeding 0.32% of average daily net assets.
   An investment in the Cash Reserves Portfolio is neither insured nor guaranteed by the U.S. Government. The Portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.
* Returns since inception on 8/29/90 to 9/30/95 for the Cash Reserves Portfolio are compared to the Lipper Money Market Average of money-market funds and the Salomon Broad Investment Grade Index, an unmanaged market index.
                                      25

Fixed Income
Fixed Income Portfolio II
The Fixed Income Portfolio II invests only in securities with a credit quality rating of A or better. Fixed-income securities in this Portfolio include U.S. government bonds, corporate bonds, mortgages, foreign and other fixed-income securities. The Portfolio is actively managed by the Miller Anderson & SherrerdOs fixed-income team, which makes strategic decisions about the structure and composition of the Portfolio.
   MAS has three major objectives for fixed-income investing. The first is to provide investors a positive real return-- a total return including income and capital gains which is greater than the rate of inflation. The second is to reduce the risk of investing by carefully diversifying the risks within the Portfolio. The third is to provide investors with a deflation hedge. In order to provide this hedge or protection during periods of declining inflation and interest rates, the Portfolio maintains high average credit quality and includes a significant portion of noncallable and longer-maturity securities. This positions the Portfolio to perform well when other segments of the capital markets experience difficulty.
   There are five key decisions that the fixed-income team makes in building the Portfolio. The first decision relates to the amount of interest-rate risk within the Portfolio. Bond values increase when interest rates fall and decrease when interest rates rise. Consequently, there are times when it is better to bear more interest -rate risk than others. We base the interest-rate risk decision on the level of real interest rates and the steepness of the yield curve. When real rates are high and longer maturity bonds have significantly higher yields than short-term bonds, it has historically been an attractive time to invest in fixed-income securities and to have an above-average interest-rate sensitivity. The second aspect involves determining which maturities offer the best value relative to their risk. Third, the team considers which fixed-income markets around the world offer the best value. Real interest rates, the steepness of the yield curve and judgments about cur-rency values drive this decision. The fourth decision relates to credit risk. Our research shows that bearing credit risk offers financial rewards and that a diversified approach to credit risk adds to overall portfolio returns. Finally, we actively manage the amount of prepayment risk or call risk within the Portfolio. Many corporate bonds and most mortgages contain an option to prepay the principal amount prior to maturity. These bonds have higher yields as a result and we calculate whether the additional yield is sufficient to compensate for the embedded option risk.
   The PortfolioOs impressive long-term record reflects successful judgments about these key decisions. For the past year, the returns of the Portfolio were positively impacted by the decision to increase interest-rate risk during a period of rising bond prices, by the decision to focus on longer maturity securities, and by holdings of investment-grade corporate securities. Exposure to foreign fixed-income securities and mortgage securities detracted slightly from fixed-income results.

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                         1990
                            3/31/90       6/30/90       8/31/90*       9/30/90     12/31/90
MAS Funds Fixed Income II        -             -         $1,000         $1,009       $1,082
Salomon Broad                    -             -         $1,000         $1,009       $1,060
* INCEPTION
  DATE

                                                  1991
                            3/31/91       6/30/91       9/30/91       12/31/91
MAS Funds Fixed Income II    $1,109        $1,121        $1,206         $1,291
Salomon Broad                $1,088        $1,107        $1,170         $1,229

                                                  1992
                             3/31/92     6/30/92     9/30/92     12/31/92
MAS Funds Fixed Income II     $1,255      $1,312      $1,364       $1,382
Salomon Broad                 $1,215      $1,264      $1,319       $1,322

                                                  1993
                            3/31/93      6/30/93       9/30/93    12/31/93
MAS Funds Fixed Income II    $1,443       $1,494        $1,548      $1,556
Salomon Broad                $1,378       $1,416        $1,453      $1,454

                                                  1994
                            3/31/94      6/30/94     9/30/94      12/31/94
MAS Funds Fixed Income II    $1,514       $1,476      $1,474        $1,476
Salomon Broad                $1,413       $1,399      $1,407        $1,412

                                                  1995
                             3/31/95      6/30/95       9/30/95
MAS Funds Fixed Income II     $1,555       $1,643        $1,683
Salomon Broad                 $1,484       $1,574        $1,604
Fiscal Years ending September 30

Average Annual Returns
Ended 9/30/95
                   MAS  Fixed                 Salomon
                    Income II             Broad Index
One Year               14.13%                  14.06%
Five Years             10.77%                   9.72%
Since Inception*       10.78%                   9.75%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
* Returns since inception on 8/31/90 to 9/30/95 for the Fixed Income Portfolio II are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.
                                    27

Fixed Income
Mortgage-Backed Securities Portfolio
The Mortgage-Backed Securities Portfolio invests in a full range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government and other fixed-income securities. The Portfolio is actively managed by Miller Anderson & SherrerdOs fixed-income team, which makes strategic decisions about the structure and composition of the Portfolio. In particular, MAS selects mortgages that appear most attractively priced, while managing the PortfolioOs interest rate, yield curve and prepayment sensitivity. MAS increases the sensitivity of the Portfolio to changes in interest rates when bonds offer greater value on the basis of real (inflation-adjusted)
interest rates and the steepness of the yield curve.   Similarly, MAS manages
yield-curve sensitivity by determining which maturities offer the best value relative to their interest-rate sensitivity. Finally, MAS increases the sensitivity of the fund to mortgage prepayment when yields, adjusted for probable prepayments, are attractive.
   For the past several years MAS has positioned the Portfolio to contain less prepayment risk than the mortgage market. This has been accomplished by underweighting agency fixed-rate mortgages, especially those with high coupon rates that are likely to be refinanced after a small decline in interest rates. This strategy hurt performance relative to the mortgage index in fiscal 1995, especially during the quarter ending December 1994, in which interest rates rose, the prepayment rate slowed and mortgages outperformed other sectors of the bond market. The PortfolioOs interest-rate sensitivity was reduced as interest rates declined, but remained greater than that of the mortgage market throughout the year. Performance was enhanced by a barbell yield curve strategy
during the summer.   As fixed-rate mortgages have become more attractive, we
have reduced the holdings of adjustable-rate mortgages (ARMs) and replaced them with fixed-rate mortgages. Currently, the portfolio is fully invested in mortgage securities. The fund includes a limited amount of opportunistically-selected securities that concentrate prepayment risk, though the overall prepayment sensitivity is less than that of the mortgage index as we have been avoiding the high prepayment sensitivity of 8% - 9 1/2% coupons. At fiscal year-end, the three Portfolio targets compare to the benchmark as follows: interest-rate sensitivity is greater than the index, yield-curve sensitivity is neutral, and prepayment sensitivity is less than the index.

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                        1992
                         1/31/92*       3/31/92       6/30/92       9/30/92       12/31/92
MAS Funds Mortgage
 -Backed Securities       $1,000         $1,002        $1,043        $1,058         $1,082
Lehman Mortgage           $1,000         $1,003        $1,043        $1,074         $1,082
* INCEPTION
  DATE

                                                              1993
                                        3/31/93       6/30/93       9/30/93       12/31/93
MAS Funds Mortgage
 -Backed Securities                      $1,103        $1,138        $1,174         $1,171
Lehman Mortgage                          $1,114        $1,135        $1,146         $1,156

                                                              1994
                                        3/31/94       6/30/94       9/30/94       12/31/94
MAS Funds Mortgage-Backed Securities     $1,149        $1,136        $1,139         $1,131
Lehman Mortgage                          $1,129        $1,123        $1,133         $1,138

                                                        1995
                                        3/31/95       6/30/95       9/30/95
MAS Funds Mortgage-Backed Securities     $1,195        $1,246        $1,282
Lehman Mortgage                          $1,197        $1,260        $1,286
Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
                             MAS
                 Mortgage-Backed                       Lehman
                      Securities               Mortgage Index
One Year                  12.52%                       13.53%
Since Inception*           7.02%                        7.11%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Mortgage-Backed Securities Portfolio from exceeding 0.50% of average daily net assets.
* Returns since inception on 1/31/92 to 9/30/95 for the Mortgage-Backed Securities Portfolio are compared to the Lehman Mortgage Index, an unmanaged market index.
                                       29

Fixed Income
Limited Duration Portfolio
Miller Anderson & Sherrerd has a dual approach for achieving the objective of this Portfolio: earn positive real returns and minimize the possibility of a negative return in a single quarter. Limiting duration to between one and three years helps control interest-rate risk and limit return volatility while offering the advantage of investment opportunities across the entire yield curve. The Portfolio is composed of U.S. Treasury and agency securities and investment-grade corporate bonds, mortgage-backed securities and money-market instruments, including floating-rate notes.
   Following the dramatic rise in interest rates from September 1993 until September 1994, interest rates for maturities longer than one year stabilized and moved down during the twelve months ended September 1995. This flattening of the yield curve allowed shorter duration portfolios to generate much higher absolute returns. Fund performance matched the market for all quarters but the quarter ending June 30, when the duration was cut to preserve the returns achieved so far, but the market continued to rally. The Portfolio remains defensively structured in anticipation of stronger economic growth and higher interest rates.

Limiting duration to
between one and three
years helps control interest-
rate risk and limit return
volatility while offering the advantage of investment
opportunities across the
entire yield curve.
                                     30

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)


                                                       1992
                                 3/31/92*      6/30/92       9/30/92       12/31/92
MAS Funds Limited Duration        $1,000        $1,034        $1,069         $1,068
Salomon 1-3 Year                  $1,000        $1,029        $1,059         $1,061
* INCEPTION
  DATE

                                                       1993
                                 3/31/93       6/30/93       9/30/93       12/31/93
MAS Funds Limited Duration        $1,097        $1,110        $1,126         $1,131
Salomon 1-3 Year                  $1,084        $1,097        $1,112         $1,119

                                                       1994
                                 3/31/94       6/30/94       9/30/94       12/31/94
MAS Funds Limited Duration        $1,121        $1,119        $1,131         $1,131
Salomon 1-3 Year                  $1,113        $1,114        $1,124         $1,125

                                               1995
                                 3/31/95       6/30/95       9/30/95
MAS Funds Limited Duration        $1,167        $1,202        $1,220
Salomon 1-3 Year                  $1,162        $1,198        $1,216
Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
                     MAS  Limited                 Salomon
                         Duration          1-3 Year Index
One Year                    7.95%                   8.10%
Since Inception*            5.85%                   5.73%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Limited Duration Portfolio from exceeding 0.42% of average daily net assets.
* Returns since inception on 3/31/92 to 9/30/95 for the Limited Duration Portfolio are compared to the Salomon 1-3 Year Treasury Index, an unmanaged market index.
                                      31

Fixed Income
Special Purpose Fixed Income Portfolio
The Special Purpose Fixed Income Portfolio is designed specially for use as part of a balanced investment program. Fixed-income securities in this Portfolio include U.S. government bonds, corporate bonds, mortgages, foreign and other fixed-income securities. The Portfolio is actively managed by the Miller Anderson & SherrerdOs fixed-income team, which makes strategic decisions about the structure and composition of the Portfolio, in a way that complements the equity portion of a balanced investment.
   MAS has three major objectives for fixed-income investing. The first is to provide investors a positive real return-- a total return including income and capital gains which is greater than the rate of inflation. The second is to reduce the risk of investing by carefully diversifying the risks within the Portfolio. The third is to provide investors with a deflation hedge. In order to provide this hedge or protection during periods of declining inflation and interest rates, the Portfolio maintains high average credit quality and includes a significant portion of noncallable and longer maturity securities. This positions the Portfolio to perform well when other segments of the capital markets experience difficulty.
   There are five key decisions that the fixed-income team makes in building the Portfolio. The first decision relates to the amount of interest-rate risk within the Portfolio. Bond values increase when interest rates fall and decrease when interest rates rise. Consequently, there are times when it is better to bear more interest-rate risk than others. We base the interest-rate-risk decision on the level of real interest rates and the steepness of the yield curve. When real rates are high and longer maturity bonds have significantly higher yields than short-term bonds, it has historically been an attractive time to invest in fixed-income securities and to have an above-average interest-rate sensitivity. The second aspect involves determining which maturities offer the best value relative to their risk. Third, the team considers which fixed-income markets around the world offer the best value. Relative interest rates, the steepness of the U.S. and foreign yield curves and judgments about currency values drive this decision. The fourth decision relates to credit risk. Our research shows that bearing credit risk offers financial rewards and that a diversified approach to credit risk adds to overall portfolio returns. The Portfolio includes a limited number of opportunistically-selected securities that are rated below investment grade.
Finally, we actively manage the amount of prepayment risk or call risk within the Portfolio. Many corporate bonds and most mortgages contain an option to prepay the principal amount prior to maturity. These bonds have higher yields as a result and we calculate whether the additional yield is sufficient to compensate for the embedded option risk.
    The PortfolioOs impressive long-term record reflects successful judgments about these key decisions. For the past year, the returns of the Portfolio were positively impacted by the decision to increase interest-rate risk during a period of rising bond prices, by the decision to focus on longer-maturity securities, and by holdings of corporate securities. Exposure to foreign fixed-income securities and mortgage securities detracted slightly from fixed-income results.

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                              1992
                                          3/31/92*     6/30/92     9/30/92     12/31/92
MAS Funds Special Purpose Fixed Income     $1,000       $1,048      $1,095       $1,110
Salomon Broad                              $1,000       $1,041      $1,085       $1,088
* INCEPTION
  DATE

                                                              1993
                                          3/31/93      6/30/93     9/30/93     12/31/93
MAS Funds Special Purpose Fixed Income     $1,169       $1,214      $1,261       $1,275
Salomon Broad                              $1,134       $1,165      $1,196       $1,196

                                                              1994
                                          3/31/94      6/30/94     9/30/94      12/31/94
MAS Funds Special Purpose Fixed Income     $1,240       $1,208      $1,211        $1,211
Salomon Broad                              $1,163       $1,151      $1,158        $1,162

                                                              1995
                                          3/31/95      6/30/95     9/30/95
MAS Funds Special Purpose Fixed Income     $1,275       $1,349      $1,392
Salomon Broad                              $1,221       $1,296      $1,320
Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
                            MAS
                 Special Purpose                  Salomon
                    Fixed Income              Broad Index
One Year                  14.97%                   14.06%
Since Inception*           9.90%                    8.26%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
* Returns since inception on 3/31/92 to 9/30/95 for the Special Purpose Fixed Income Portfolio are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.
                                     33

Fixed Income
Municipal Portfolio
The Municipal Portfolio invests in long-term debt obligations issued by state and local governments or their agencies and in other fixed-income securities. Portfolio structure reflects three key elements: duration, sector allocation and security selection. Duration varies depending on Miller Anderson & SherrerdOs outlook for changes in interest rates, becoming longer than the benchmark index in periods when MAS expects rates to fall and shorter in periods when MAS expects them to rise. Investments in individual securities and sectors reflect MASOs views on the risks and rewards available in the various bonds offered in the market. Normally, at least 80% of the Portfolio will be invested in municipal securities. Taxable securities are included only in cases where MAS believes they will improve the fundOs risk/reward profile on an after-tax basis.

In todayOs market,
long-term municipals yield more than 90%
of Treasuries, while short-term municipals yield only about 65% of Treasuries.
[GRAPHIC]
Photo
Left to right: Susan Clifford, Justin Bullion, Peggy McDermott, Carol Neilson
   During the past fiscal year, the PortfolioOs performance was positively impacted by strategic management of interest-rate risk, while an overweighting of long-term municipals relative to the benchmark index and an emphasis on zero-coupon bonds served as a hindrance. The PortfolioOs longer duration and barbell structure enabled securities to appreciate as long-maturity, Treasury-bond yields decreased significantly during

1995. However, the Portfolio suffered during this period due to concerns over the negative implications of tax-reform legislation.
   In the long run, MAS believes that long-term municipal bonds will provide more rewarding returns for taxable investors than short-term municipal bonds. In todayOs market, long-term municipals yield more that 90% of Treasuries, while short-term municipals yield only about 65% of Treasuries. MAS views this difference as an attractive premium to receive for bearing the extra price volatility characteristic of longer bonds.

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)


                                                         1992
                          3/31/92       6/30/92       9/31/92       10/1/92*       12/31/92
MAS Funds Municipal             -            -             -         $1,000          $1,016
Lehman Long-Term Municipal      -            -             -         $1,000          $1,024
*INCEPTION
DATE

                                                    1993
                              3/31/93       6/30/93       9/30/93       12/31/93
MAS Funds Municipal            $1,061        $1,103        $1,142         $1,162
Lehman Long-Term Municipal     $1,069        $1,113        $1,158         $1,175

                                                    1994
                              3/31/94       6/30/94       9/30/94       12/31/94
MAS Funds Municipal            $1,077        $1,083        $1,089        $1,089
Lehman Long-Term Municipal     $1,081        $1,089        $1,093        $1,068

                                                    1995
                              3/31/95       6/30/95       9/30/95
MAS Funds Municipal            $1,186        $1,180        $1,235
Lehman Long-Term Municipal     $1,175        $1,201        $1,234
Fiscal Years ending September 30

Average Annual Returns
Ended 9/30/95
                                MAS         Lehman Long-Term
                          Municipal          Municipal Index
One Year                     13.37%                   12.91%
Since Inception*              7.29%                    7.28%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Municipal Portfolio from exceeding 0.50% of average daily net assets.
* Returns since inception on 10/1/92 to 9/30/95 for the Municipal Portfolio are compared to the Lehman Long-Term Municipal Index, an unmanaged market index.
                                  35

Fixed Income
PA  Municipal Portfolio
The PA Municipal Portfolio invests in long- and short-term municipal debt securities exempt from Pennsylvania income tax, and in other fixed-income securities. The PortfolioOs structure reflects three key elements: duration, sector allocation, and security selection. Duration varies depending on Miller Anderson & SherrerdOs outlook for changes in interest rates, becoming longer than the benchmark index in periods when MAS expects rates to fall and shorter in periods when MAS expects them to rise. Investments in individual securities and sectors reflect MASOs views on the risks and rewards available in the various bonds offered in the market. Normally, at least 80% of the Portfolio will be invested in municipal securities with at least 65% invested in Pennsylvania municipal securities. Taxable securities are included only in cases where MAS believes they will improve the fundOs risk/reward profile on an after-tax basis.
   During the past fiscal year, the PortfolioOs performance was positively impacted by strategic management of interest-rate risk and value-based security selections. The PortfolioOs longer duration and barbell structure enabled securities to appreciate as long-maturity, Treasury-bond yields decreased significantly during 1995. Although the tax-exempt bond market suffered due to concerns over the negative implications of tax-reform legislation, the Portfolio benefited during the period from our focus on insured, school-district obligations. Pennsylvania insured school-district obligations offer triple-barreled security: in the
Pennsylvania
insured
school-district
obligations offer
triple-barreled
security.

event of financial difficulty, bondholders can look beyond the school -district to credit support provided by the Commonwealth of Pennsylvania and by AAA-rated bond securities.
   In the long run, MAS believes that long-term municipal bonds will provide more rewarding returns for taxable investors than short-term municipal bonds. In todayOs market, long-term municipals yield more than 90% of Treasuries, while short-term municipals yield only about 65% of Treasuries. MAS views this difference as an attractive premium to receive for bearing the extra price volatility characteristics of longer bonds.

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                         1992
                                3/31/92     6/30/92     9/30/92      10/1/92*     12/31/92
MAS Funds PA Municipal               -          -            -        $1,000        $1,032
Lehman Long-Term Municipal           -          -            -        $1,000        $1,024
*INCEPTION
 DATE

                                                   1993
                                3/31/93     6/30/93     9/30/93     12/31/93
MAS Funds PA Municipal           $1,075      $1,122      $1,158       $1,185
Lehman Long-Term Municipal       $1,069      $1,113      $1,158       $1,175

                                                   1994
                                3/31/94     6/30/94     9/30/94     12/31/94
MAS Funds PA Municipal           $1,095      $1,099      $1,111       $1,104
Lehman Long-Term Municipal       $1,081      $1,089      $1,093       $1,068

                                               1995
                                 3/31/95     6/30/95     9/30/95
MAS Funds PA Municipal            $1,202      $1,203      $1,264
Lehman Long-Term Municipal        $1,175      $1,201      $1,234
Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
                               MAS       Lehman Long-Term
                      PA Municipal        Municipal Index
One Year                    13.74%                 12.91%
Since Inception*             8.12%                  7.28%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the PA Municipal Portfolio from exceeding 0.50% of average daily net assets.
* Returns since inception on 10/1/92 to 9/30/95 for the PA Municipal Portfolio are compared to the Lehman Long-Term Municipal Index, an unmanaged market index.
                                     37

Fixed Income
Global Fixed Income Portfolio
The Global Fixed Income Portfolio invests in high-grade fixed-income securities throughout the world. Miller Anderson & Sherrerd manages the duration, yield curve, country, and currency exposure of the Portfolio and uses a benchmark that is about two-thirds invested in foreign bonds and one-third invested in U.S. bonds as a neutral starting point. In managing the Portfolio, particular attention is paid to prospective inflation and real interest rates. The Portfolio will tend to invest in those countries offering the highest real interest rates and to maintain an interest-rate sensitivity that is greater than its benchmark when prospective real interest rates are high. During periods of low real interest rates, the Portfolio will tend to maintain an interest-rate sensitivity that is lower than its benchmark. Foreign exchange exposure is handled as a separate management decision and foreign currencies which MAS judges to be significantly overvalued are hedged.
In managing
the Portfolio,
particular attention
is paid to prospective inflation and real interest rates.
[GRAPHIC]
Photo
Left to right: Mark Babiec, Barry Siegel, Jeanie Krepfle

   Global fixed-income markets enjoyed solid returns in 1995, as interest rates declined during the year and the dollar depreciated against several foreign currencies. During the year, the Portfolio benefited from its longer-than-normal duration while it was negatively affected by being early in hedging the yen and by its underweighting of U.S. bonds. Real interest rates, however, are now considerably higher outside the United States and many foreign securities appear to be attractive substitutes for U.S. assets.

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                          1993
                                   4/30/93*       6/30/93       9/30/93       12/31/93
MAS Funds Global Fixed Income       $1,000         $1,022        $1,074         $1,090
Salomon World Gov't Bond            $1,000         $1,008        $1,053         $1,053
* INCEPTION
  DATE

                                                          1994
                                   3/31/94        6/30/94       9/30/94       12/31/94
MAS Funds Global Fixed Income       $1,075         $1,057        $1,071         $1,073
Salomon World Gov't Bond            $1,053         $1,060        $1,072         $1,078

                                                   1995
                                   3/31/95        6/30/95       9/30/95
MAS Funds Global Fixed Income       $1,159         $1,227        $1,238
Salomon World Gov't Bond            $1,196         $1,259        $1,246
Fiscal Years ending September 30

Average Annual Returns
Ended 9/30/95
                        MAS  Global         Salomon World
                       Fixed Income      GovOt Bond Index
One Year                     15.54%                16.18%
Since Inception*              9.22%                 9.52%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.

   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Global Fixed Income Portfolio from exceeding 0.58% of average daily net assets.

* Returns since inception on 4/30/93 to 9/30/95 for the Global Fixed Income Portfolio are compared to the Salomon World Government Bond Index, an unmanaged market index.
                                    39

Fixed Income
International Fixed Income Portfolio
The International Fixed Income Portfolio invests in high-grade fixed-income securities, using a benchmark that is 100 percent invested in foreign bonds as a neutral starting point. Miller Anderson & Sherrerd manages the duration, yield curve, country, and currency exposure of the Portfolio by combining research on relative values with analyses of economic, interest-rate, and exchange-rate trends. In managing the Portfolio, particular attention is paid to prospective inflation and real interest rates. The Portfolio will tend to invest in those countries offering the highest real interest rates and to maintain an interest-rate sensitivity that is greater than its benchmark when prospective real interest rates are high. During periods of low real interest rates the Portfolio will tend to maintain an interest-rate sensitivity that is lower than its benchmark. Foreign exchange exposure is handled as a separate management decision and foreign currencies which MAS judges to be significantly overvalued are hedged.
   International fixed-income markets enjoyed solid returns in 1995 as interest rates declined during the year and the dollar depreciated against several foreign currencies. During the last year the portfolio benefited from its longer-than-normal duration while it was negatively affected by being early in hedging the yen. Real interest rates, however, are still high outside the United States and these markets remain attractive.


The Portfolio will
tend to invest in those countries offering the
highest real interest rates.
                                  40

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                                 1994
                                        4/29/94*       6/30/94       9/30/94       12/31/94
MAS Funds International Fixed Income     $1,000           $998        $1,010         $1,012
Salomon World Gov't Bond Ex-U.S.         $1,000         $1,010        $1,027         $1,033
*INCEPTION
DATE

                                                                  1995
                                           3/31/95        6/30/95       9/30/95
MAS Funds International Fixed Income        $1,122         $1,186        $1,175
Salomon World Gov't Bond Ex-U.S.            $1,182         $1,240        $1,210
Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
               MAS International          Salomon World GovOt
                    Fixed Income            Bond Ex-U.S.Index
One Year                  16.36%                       17.78%
Since Inception*          12.03%                       14.33%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.

   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the International
Fixed Income Portfolio from exceeding 0.60% of average daily net assets.

* Returns since inception on 4/29/94 to 9/30/95 for the International Fixed Income Portfolio are compared to the Salomon World Government Bond
Ex-U.S. Index, an unmanaged market index.
                                     41

Fixed Income
Intermediate Duration Portfolio

The Intermediate Duration Portfolio invests in all sectors and maturities of the bond market, while limiting average duration to between two and five years. Miller Anderson & Sherrerd actively manages the maturity and duration structure of the portfolio in anticipation of long-term trends in interest rates and inflation. MAS shifts investments in U.S. Treasuries, agencies, investment-grade corporate bonds, mortgages, soverign-foreign debt and other fixed-income securities based upon changing relative value in the marketplace.
   The Portfolio has outperformed its benchmark since inception with value added through security and sector selection, interest-rate-risk management, and yield curve strategy. The fund began operations with a duration slightly longer than the index and benefited from the decline in interest rates, most notably in the longer end of the market. As interest rates continued to decline throughout the year, the Portfolio repositioned its duration to a level slightly lower than the index and established a barbell structure to The Portfolio invests in all sectors and maturities of the bond market, while limiting average duration to between two and five years.

take advantage of the steepness of the yield curve. This barbell strategy has been reduced as the yield curve has flattened. Returns were also enhanced by holding corporate securities and GNMA ARM securities, which have been strong performers throughout the year.


Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)


     1994
                                  3/31/94         6/30/94         10/3/94*         12/31/94
MAS Funds Intermediate Duration        -               -           $1,000              $995
Lehman Intermediate Gov't/Corp.        -               -           $1,000              $999

*INCEPTION
DATE

                                                      1995
                                    3/31/95         6/30/95          9/30/95
MAS Funds Intermediate Duration      $1,043          $1,088           $1,114
Lehman Intermediate Gov't/Corp.      $1,043          $1,095           $1,113

Fiscal Year ending September 30

Total Return
Ended 9/30/95

                  MAS  Intermediate     Lehman Intermediate
                           Duration       GovOt/Corp. Index
Since Inception*             11.39%                  11.29%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Intermediate Duration Portfolio from exceeding 0.52% of average daily net assets.
* Returns since inception on 10/3/94 to 9/30/95 for the Intermediate Duration Portfolio are compared to the Lehman Intermediate Government/Corporate Bond Index, an unmanaged market index.
                                       43

Balanced
Balanced Portfolio

The Balanced Portfolio offers ongoing asset-allocation management with Miller Anderson & SherrerdOs primary equity and fixed-income management strategies. The Portfolio considers a 60% equity/40% fixed-income benchmark as a neutral or starting-point investment. As market values increase in one market versus the other, the mix between asset classes will change.
   A large decrease in interest rates and increase in corporate profits over the last year resulted in an equity market that was increasingly attractive versus bonds on an expected-return basis. Consequently, in several incremental steps the equity exposure was increased and the fixed-income exposure reduced. Relative to the 60/40 benchmark, the Portfolio was slightly overweighted in equities by fiscal year-end and just below benchmark weight in fixed-income. For the last year, the fixed-income portion beat its benchmark while the equity portion lagged the S&P 500 due primarily to the defensive nature of the Portfolio.
   Within the fixed-income portion, the overall returns were helped by the decision to increase interest-rate risk during a period of rising bond prices, by the decision to focus on longer-maturity securities and by holdings of corporate securities. Returns from investments in foreign fixed-income securities and mortgage securities detracted slightly from results.

The Portfolio
considers a 60%
equity/40% fixed-income benchmark as a neutral or starting-point investment.

   Within the equity portion, returns were held back by cash in the Portfolio. Investment results benefited from stock selection in the technology and heavy industry and transportation sectors and from overweighting the financial sector and underweighting basic resources.


Investment Results
Growth of a $1 Million Investment Since Inception

Dollars (000)

                                                   1992
                             3/31/92      6/30/92      9/30/92      12/31/92*
MAS Funds Balanced                 -             -           -        $1,000
S&P 500                            -             -           -        $1,000
Salomon Broad                      -             -           -        $1,000
*INCEPTION
DATE

                                                     1993
                             3/31/93        6/30/93      9/30/93      12/31/93
MAS Funds Balanced            $1,034         $1,048       $1,083        $1,104
S&P 500                       $1,044         $1,049       $1,076        $1,101
Salomon Broad                 $1,042         $1,071       $1,099        $1,099

                                                     1994
                             3/31/94        6/30/94      9/30/94      12/31/94
MAS Funds Balanced            $1,069         $1,060       $1,085        $1,082
S&P 500                       $1,059         $1,064       $1,116        $1,115
Salomon Broad                 $1,068         $1,058       $1,064        $1,068

                                             1995

                             3/31/95        6/30/95      9/30/95
MAS Funds Balanced            $1,157         $1,247       $1,317
S&P 500                       $1,224         $1,341       $1,447
Salomon Broad                 $1,122         $1,191       $1,213
Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
                            MAS            S&P 500           Salomon
                       Balanced              Index       Broad Index
One Year                 21.37%             29.74%            14.06%
Since Inception*         10.54%             14.40%             7.28%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
* Returns since inception on 12/31/92 to 9/30/95 for the Balanced Portfolio are compared to the S&P 500 Index and the Salomon Broad Investment Grade Index, both unmanaged market indices.
                                     45

Balanced
Multi-Asset-Class Portfolio
The Multi-Asset-Class Portfolio provides global asset-allocation management with a level of international diversification that is appropriate for U.S.- oriented investors. Miller Anderson & Sherrerd manages investments in five asset classes, and considers a benchmark consisting of 50% U.S. equities, 14% foreign equities, 24% U.S. fixed-income, 6% foreign fixed-income and 6% high yield to be a neutral or starting-point investment. Allocations are based on a value-driven approach which favors those equity markets offering the highest risk-adjusted expected returns and those bond markets offering the highest real interest rates.
   Since the start of 1995, MAS has shifted assets from fixed-income markets to equity markets as the rise in global bond prices has made equities more attractive relative to bonds. The Portfolio continues to carry an overweighting of high-yield assets which contributed positively to returns during the year. International equity markets have underperformed the S&P 500 this year and the Portfolio now has moved to an overweight position in Japan and Europe.

The Portfolio provides
global asset-allocation
management with a level of international diversification that is appropriate for U.S.-oriented investors.
[GRAPHIC]
Photo
Left to right: John Hevner, Elizabeth Vale
                                        46

Investment Results
Growth of a $1 Million Investment Since Inception
Dollars (000)

                                                     1994
                              6/30/94       7/29/94*       9/30/94       12/31/94
MAS Funds Multi-Asset-Class        -         $1,000           $997           $986
S&P 500                            -         $1,000         $1,016         $1,015
Salomon Broad                      -         $1,000           $987           $991
MSCI EAFE-GDP (Weighted)           -         $1,000           $981           $973
*INCEPTION
 DATE

                                              1995
                              3/31/95       6/30/95        9/30/95
MAS Funds Multi-Asset-Class    $1,044        $1,125         $1,179
S&P 500                        $1,114        $1,221         $1,318
Salomon Broad                  $1,041        $1,104         $1,125
MSCI EAFE-GDP (Weighted)         $990        $1,013         $1,046
Fiscal Years ending September 30
Average Annual Returns
Ended 9/30/95
                          MAS      S&P 500         Salomon        MSCI EAFE
            Multi-Asset-Class        Index     Broad Index     GDP Weighted
                                                                     Index
One Year                18.28%        29.74%        14.06%            6.65%
Since Inception*        15.10%        26.52%        10.60%            3.94%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.
   The investment return and principal value of an investment will fluctuate so that an investorOs shares, when redeemed, may be worth either more or less than their original cost.
   Until further notice, the Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep total annual operating expenses for the Multi-Asset-Class Portfolio from exceeding 0.58% of average daily net assets.
* Returns since inception on 7/29/94 to 9/30/95 for the Multi-Asset-Class Portfolio are compared to the S&P 500 Index, Salomon Broad Investment Grade Index and the Morgan Stanley Capital International EAFE GDP Weighted Index, all unmanaged market indices.
                                    47

MAS Investment Services Team
Investment
Arden C. Armstrong, CFA
Partner
Richard M. Behler
Thomas L. Bennett, CFA
Partner
John D. Connolly, CFA
Partner
Timothy G. Connors, CFA
Boykin Curry
Bradley S. Daniels, CFA
Kenneth B. Dunn, PhD
Partner
Hassan Elmasry
Stephen F. Esser, CFA
Partner
J. David Germany, PhD
Partner
Benjamin J. Gord
Ellen D. Harvey, CFA
Partner
Gary D. Haubold, CFA
James Jolinger
Abhi Y. Kanitkar
James L. Kichline, CFA
Partner
Nicholas J. Kovich, CFA
Partner
Steven K. Kreider, PhD, CFA
Partner
Michele A. Kreisler
Angelo G. Manioudakis
Robert J. Marcin, CFA
Partner
James M. Olness
Scott F. Richard, DBA
Partner
Christian G. Roth, CFA
Gary G. Schlarbaum, PhD, CFA
Partner
Roberto Sella
Horacio A. Valeiras, CFA
Partner
A. Morris Williams Jr., CFA
Partner
Dean Williams
Partner
Richard B. Worley
Partner

Client Service
Glenn E. Becker
Partner
Marjorie A. Bennett
Mari M. Chazen
Marc Crespi
Kathryn J. Engebretson, CFA
W. Blair Garff
Robert L. Hagin, PhD
Partner
John D. Hevner, CFA
Tracey H. Ivey, CFA
Mimi B. Keller
Yuri Khalif
Laura G. Kirkpatrick
James J. Manley
Janet C. Manning
Lisa A. Marlin
Alexis E. McCarthy
Mary Ann Milias
Partner
James A. Morrissey
Angela Tenga, PhD
Matthew Todorow
Elizabeth A. Vale, CFA
Marna C. Whittington, PhD
Partner
Karen Yancey

Fund Client Service Administration
Jeffrey L. Alt
Alisa M. Attardi
Mark Babiec
Mary Jane Bobyock, CFA
Justin G. Bullion
Scott A. Burney
Susan Clifford
Marion S. Fleischer
Jeanie A. Krepfle
Margaret M. McDermott
Susan M. Mislick
Carol N. Neilson
Barry A. Siegel
Stephanie J. Sottile
Jon K. Speare
                                48

MAS Funds Trustees and Officers
Thomas L. Bennett, CFA*
Chairman of the Board and Trustee, Partner, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.
David P. Eastburn
Trustee; Retired; formerly: Director (Trustee) of each of the investment companies in The Vanguard Group, except Vanguard Specialized Portfolios; Director of Penn Mutual Life Insurance Company and General Accident Insurance; President, Federal Reserve Bank of Philadelphia.
Joseph P. Healey
Trustee; Headmaster, Haverford School; formerly: Dean, Hobart College; Associate Dean, William & Mary College.
Joseph J. Kearns
Trustee; Vice President and Treasurer, The J. Paul Getty Trust.
C. Oscar Morong, Jr.
Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.
*Trustee Bennett is deemed to be an Ointerested personO of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

James D. Schmid
President; Partner, Miller Anderson & Sherrerd, LLP, Director, MAS Fund Distribution, Inc.; Chairman of the Board of Directors, The Minerva Fund, Inc. Lorraine Truten, CFA
Vice President; Head of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.
Douglas W. Kugler
Treasurer; Manager of Mutual Fund Administration, Miller Anderson & Sherrerd,
LLP.
John H. Grady, Jr.
Secretary; Partner, Morgan, Lewis & Bockius.

This report should be preceeded or accompanied by a prospectus.
MAS Fund Distribution, Inc. serves as a General Distribution Agent for MAS
Funds.
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Miller Anderson & Sherrerd Mission Statement
   Miller Anderson & Sherrerd strives to meet or exceed clientsO long-term investment objectives by providing a comprehensive array of investment services, characterized by enduring client relationships and superior investment results.

    In pursuing this mission we:

*    Listen attentively to our clients
*    Communicate clearly and concisely how well our investment
     strategies and results are fulfilling our clientsO investment objectives
* Manage the growth of the firm to preserve and enhance the quality of our investment services
*    Invest continuously in people and technology to  remain at the intellectual and technological frontier of our industry
* Maintain a culture and work environment that promote teamwork and enable us to attract and retain the highest caliber of people, and to foster their growth and satisfaction
*    Uphold the highest standards of ethics and integrity
     We measure our success through our enduring client relationships and long-term investment results.
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MAS
MAS FUND
MILLER ANDERSON & SHERRERD, LLP
One Tower Bridge
West Conshohocken, PA 19428-2899
Investment Adviser:   (610) 940-5000
MAS Funds:            (800) 354-8185